Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	DREYFUS MIDCAP INDEX FUND INC
Central Index Key	0000875732
Amendment Flag	false
Document Creation Date	Mar. 01, 2017
Document Effective Date	Mar. 01, 2017
Prospectus Date	Mar. 01, 2017
Dreyfus Midcap Index Fund, Inc | Investor Shares
Prospectus:
Trading Symbol	PESPX
Dreyfus Midcap Index Fund, Inc | Class I
Prospectus:
Trading Symbol	DMIDX